Consolidated Statements of Changes in Equity - USD ($) $ in Thousands	Issued capital [member]	Reserve of share-based payments [member]	Reserve For Warrants [Member]	Retained earnings [member]	Shareholders' equity [Member]	Non-controlling interests [member]	Total equity [Member]
Beginning balance, value at Aug. 31, 2022	$ 163,946	$ 6,825	$ 1,700	$ (123,673)	$ 48,798	$ 2,361	$ 51,159
Balance, number (in shares) at Aug. 31, 2022	276,146,184
IfrsStatementLineItems [Line Items]
Shares issued for share-based payments (Note 16)	$ 675	(679)			(4)		(4)
Shares issued for share-based payments, (In Shares)	1,123,514
Share-based compensation expense (Note 16)		2,697			2,697		2,697
Witholding tax impact on share-based payments		54			54		54
Shares issued for cash, net of share issuance costs (Note 15)	$ 105				105		105
Shares issued for cash, net of share issuance costs, (In Shares)	200,000
Shares issued for cashless exercise of options (Note 16)	$ 90	(90)
Shares issued for cashless exercise of options, (In shares)	155,619
Net (loss) income for the year				2,250	2,250	4,795	7,045
Ending balance, value at Aug. 31, 2023	$ 164,816	8,807	1,700	(121,423)	53,900	7,156	61,056
Balance, number (in shares) at Aug. 31, 2023	277,625,317
IfrsStatementLineItems [Line Items]
Shares issued for share-based payments (Note 16)	$ 1,129	(1,121)			8		8
Shares issued for share-based payments, (In Shares)	2,565,419
Share-based compensation expense (Note 16)		2,018			2,018		2,018
Witholding tax impact on share-based payments		(553)			(553)		(553)
Net (loss) income for the year				(470)	(470)	3,980	3,510
Ending balance, value at Aug. 31, 2024	$ 165,945	$ 9,151	$ 1,700	$ (121,893)	$ 54,903	$ 11,136	$ 66,039
Balance, number (in shares) at Aug. 31, 2024	280,190,736